Earnings (loss) per share - Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator - Basic and diluted earnings (loss) per share:
Net income attributable to the Company's Class A common stockholders (A)	$ 21				$ 21
Net loss attributable to non-controlling interests in subsidiaries	(23)		$ (55)		(114)	$ (169)
Net (loss) income	$ (2)	$ (91)	$ (55)	$ (114)	$ (93)	$ (169)
Denominator - Basic and diluted weighted average number of shares outstanding:
Weighted average number of Class A common stock outstanding - Basic (C)	48,867,969				48,867,969
Assumed exercise of GBTG MIP Options	1,003,771				1,003,771
Assumed conversion of Class B common stock	394,448,481				394,448,481
Weighted average number of Class A common stock outstanding - Diluted (D)	444,320,221				444,320,221
Basic earnings per share attributable to the Company's Class A common stockholders: (A) / (C)	$ 0.44				$ 0.44
Diluted earnings loss per share attributable to the Company's Class A and Class B common stockholders: (B) / (D)					$ (0.21)